FINANCIAL INSTRUMENTS - Cash Flow Hedges and Other Derivatives, Fair Value (Details) - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018
Cash Flow Hedging
Cash Flow Hedges, Fair Value
Asset	$ 0.4	$ 0.6
Liability	1.3	0.8
Cash Flow Hedging | Foreign exchange contracts | Other current assets
Cash Flow Hedges, Fair Value
Asset	0.4	0.5
Cash Flow Hedging | Foreign exchange contracts | Other current liabilities
Cash Flow Hedges, Fair Value
Liability	0.9	0.8
Cash Flow Hedging | Commodity contracts | Other current assets
Cash Flow Hedges, Fair Value
Asset		0.1
Cash Flow Hedging | Commodity contracts | Other current liabilities
Cash Flow Hedges, Fair Value
Liability	0.4
Other Derivatives | Foreign exchange contracts | Other current assets
Cash Flow Hedges, Fair Value
Asset	4.8	3.0
Other Derivatives | Foreign exchange contracts | Other current liabilities
Cash Flow Hedges, Fair Value
Liability	$ 4.7	$ 7.9